Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 46,800,000
Expiration of carry forwards loss	2034
Liability for uncertain tax positions	$ 0	$ 0
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Open tax year subject to tax examination	2012
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Open tax year subject to tax examination	2014